SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2014
Basis of presentation and principles of consolidation

(a) Basis of presentation and principles of consolidation

The consolidated financial statements of the Company are prepared and presented in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Use of estimates

(b) Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses in the financial statements and accompanying notes. The significant estimates included in the accompanying consolidated financial statements include assumptions regarding the valuation of goodwill, other long-lived assets and the cash flow hedge, the estimated useful lives of long-lived assets, the valuation of deferred tax assets, the provision for uncertain tax positions and the computation of share-based compensation expense. Actual results may vary from these estimates.

Cash and cash equivalents

(c) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments that are unrestricted as to withdrawal and use and that have original maturities of three months or less from the date of purchase.

Restricted cash

(d) Restricted cash

Restricted cash represents cash held (i) as deposits for forward contracts, (ii) as collateral for letters of credit issued primarily for equipment purchases and (iii) as deposits for the share repurchase program. The classification is based on the expected expiration of the underlying forward contracts and letters of credit and activity in the share repurchase program.

Inventories

(e) Inventories

Inventories are stated at the lower of cost or market. To determine market value, the Company considers various factors, including estimated selling price in the ordinary course of business, predictable costs of completion and disposal and an allowance for a normal profit margin. The Company determines cost on a weighted-average basis. Cost is comprised of direct materials and, where applicable, direct labor and overhead costs that have been incurred in bringing the inventories to their present location and condition.

Investments

(f) Investments

The Company classifies investments in securities that the Company has the intention and ability to hold to maturity as held-to-maturity securities and reports them at amortized cost.

Investments in securities that have readily determinable fair values are classified as available-for-sale securities and reported at fair value, with unrealized gains and losses recorded as a component of other comprehensive income or loss. Realized gains or losses are recognized in the consolidated statements of comprehensive income during the period in which the gains or losses are realized. If the Company determines that a decline in the fair value of an individual available-for-sale security is other-than-temporary, the cost basis of the security is written down to the fair value as a new cost basis and the amount of the write-down is accounted for as a realized loss. The new cost basis will not be changed for subsequent recoveries in fair value. The Company reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to: (1) the nature of the investment; (2) the cause and duration of the impairment; (3) the extent to which fair value is less than cost; (4) financial conditions and near-term prospects of the issuers; and (5) the Company’s ability to hold the security for a period of time sufficient to allow for any anticipated recovery of its amortized cost or fair value. Available-for-sale securities not expected to be realized in cash or sold in the next normal operating cycle of the business are classified as long-term investments.

The Company accounts for investments in the common shares of investees over whose operating and financial policies the Company has the ability to exert significant influence by using the equity method of accounting. The Company recognizes its share of earnings or losses of the investees in the consolidated statements of income and comprehensive income and adjusts the carrying amount of the investments. Dividends received reduce the carrying amount of investments accordingly. Equity-method investments are reviewed for impairment by assessing if the decline in market value of the investment below its carrying value is other than temporary. In making this determination, factors are evaluated in determining whether a loss in value should be recognized. These include consideration of the intent and ability of the Company to hold investments and the ability of the investee to sustain an earnings capacity, justifying the carrying amount of the investment. Impairment losses are recognized in other expense when a decline in value is deemed to be other than temporary.

The Company accounts for investments in the common shares of investees without determinable fair values, for which the Company does not have the ability to exercise significant influence over operating and financial policies as cost-method investments. The Company’s investments are carried at historical cost and measured at fair value on a nonrecurring basis when there are events or changes in circumstances that may have a significant adverse effect on the investments’ value. An impairment loss is recognized in the consolidated statements of income and comprehensive income equal to the excess of an investment’s cost over its fair value when the impairment is deemed other than temporary.

Property, plant and equipment, net

(g) Property, plant and equipment, net

Property, plant and equipment are carried at cost less accumulated depreciation. Cost includes the prices paid to acquire or construct the assets, interest capitalized during the construction period and any expenditure that substantially extends the useful life of an existing asset. There was no interest capitalized into property, plant and equipment in 2012, 2013 and 2014. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. The Company expenses repair and maintenance costs when they are incurred.

Depreciation is computed using the straight-line method over the following estimated useful lives of the assets:

Buildings	20 years
Vehicles	5 years
Fixtures and equipment	1 to 15 years
Building improvements	Shorter of the estimated useful lives of the assets or the remaining lease term

Prepaid land use rights

(h) Prepaid land use rights

All land in the PRC is owned by the PRC government, who, according to PRC law, may sell the right to use the land for a specified period of time. Prepaid land use rights are recognized ratably over the life of the 50-year land lease.

Intangible assets, net

(i) Intangible assets, net

Intangible assets consist primarily of acquired software licenses, customer relationships, brand names, patents and non-compete agreements. They are recorded at cost less accumulated amortization. Customer relationships are amortized on a straight-line basis over periods ranging from10 to 12 years, while all other intangible assets are amortized on a straight-line basis over their expected useful lives ranging from 2 to 30 years.

Goodwill

(j) Goodwill

Goodwill represents the cost in excess of the fair value of net tangible and identifiable intangible assets acquired in business combinations. The Company adopted Accounting Standards Update (“ASU”) 2011-08, Intangibles—Goodwill and Other (Topic 350), in 2012. This accounting standard gives the Company an option to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, goodwill is then tested following a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying amount of a reporting unit’s goodwill. The fair value of each reporting unit is determined by the Company using the expected present value of future cash flows. The key assumptions used in the calculation include the long-term rates of sales and cost growth, expected profitability, working-capital requirements and discount rates. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination, with the assessed fair value determined in the first step allocated to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Management has selected November 30 to perform its annual impairment test.

In 2012, the Company adjusted goodwill by $0.48 million in connection with the finalization of the purchase price allocation associated with the Abgent acquisition. In addition, the Company determined that an indication of potential goodwill and long-lived asset impairment of Abgent existed due in large part to the poor commercial performance of Abgent’s antibody pool, evidenced by a significant decline in new sales orders beginning in the fourth quarter of 2012. As a result of the impairment analysis, which represented a nonrecurring level 3 fair value measurement, the Company recognized a goodwill impairment of $1.7 million. The Company did not recognize any goodwill impairment during the years ended December 31, 2013 and 2014.

A rollforward of Laboratory Services goodwill is as follows:

Laboratory Services
Balance as of January 1, 2012	$34,701
Goodwill arising from acquisitions	(479)
Impairment recognized	(1,661)

Balance as of December 31, 2012	32,561
Goodwill exchange difference	24
Goodwill divested on deconsolidation of WuXiPRA	(1,498)

Balance as of December 31, 2013	31,087
Goodwill arising from acquisition	22,609
Goodwill exchange difference	(77)

Balance as of December 31, 2014	$53,619

Impairment of long-lived assets

(k) Impairment of long-lived assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. Recoverability of these assets is measured by comparison of their carrying amounts to the future undiscounted cash flows that the assets are expected to generate. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss equal to the amount by which the carrying value of the assets exceeds their fair value.

The Company performed a recoverability test of its long-lived assets associated with the Abgent business in the fourth quarter of 2012. Based on this analysis, the Company recognized an impairment of acquired intangibles of $1.8 million. The Company recognized no impairment of long-lived assets for the years ended December 31, 2013 and 2014.

The fair value of long-lived intangible assets was determined by the Company based on the excess-earnings method, an income approach method whereby the value of an intangible asset is determined by discounting to present value the earnings generated by the asset that remains after a deduction for a return on other contributory assets. These assets normally include working capital, fixed assets and other intangible assets. After a fair return on tangible and other intangible assets is subtracted, the remaining “excess” cash flow (or net cash flow) is attributed to the intangible asset being valued. The excess-earnings method explicitly recognizes that the current value of an investment is premised upon the expected receipt of future economic benefits. In the valuation of an intangible asset, an indication of value is developed by discounting excess cash flows attributed to the asset to present value at a rate that reflects the current return requirements of the market. This is a nonrecurring level 3 fair value measurement.

Revenue recognition

(l) Revenue recognition

Revenues are recognized when persuasive evidence of an arrangement exists, the sales price is fixed or determinable, delivery of the product or performance of the service has occurred and there is reasonable assurance of collection of the sales proceeds. Revenue was recognized, net of sales-related taxes of $0.4 million, $1.0 million and $0.4 million, for the years ended December 31, 2012, 2013 and 2014, respectively.

For laboratory services provided on a fee-for-service or project basis, the Company recognizes revenues upon finalization of the project terms and delivery and acceptance of the final product, which is generally in the form of a technical laboratory report or a quantity of pharmaceutical compound. For certain services on a fee-for-service or project basis that span multiple accounting periods, the Company recognizes revenue as it performs services and satisfies its contractual obligations, measured on a proportional-performance basis, generally using output measures that are specific to the service being provided. Examples of output measures include dosing performed, specimens prepared and hours worked. Nearly all of the fee-for-service contracts have durations of less than one year.

For laboratory services provided on a full-time-equivalent (“FTE”) basis, the customer pays a fixed rate per FTE employee and the Company recognizes revenue as the services are provided. FTE contracts do not require acceptance by the customer of specified deliverables from the Company.

The Company provides manufacturing services to its customers for the manufacture of advanced intermediates and active pharmaceutical ingredients for research and development or commercial use. Revenues from the sale of manufactured products are recognized upon delivery and acceptance by the customer when title and risk of loss has been transferred, assuming all other revenue recognition criteria have been met. The Company records deferred revenues for payments received from the customer prior to the delivery of the products.

Research and development expense

(m) Research and development expense

Research and development expenses include costs directly attributable to the conduct of research and development programs, mainly including the labor cost, consumed materials and other expenses incurred in the activities of research and development. All costs associated with research and development are expensed as incurred.

Shipping and handling costs

(n) Shipping and handling costs

Shipping and handling costs relating to the delivery of technical reports or products are included in selling and marketing expenses and totaled $0.1 million, $0.1 million and $0.3 million for the years ended December 31, 2012, 2013 and 2014, respectively.

Government subsidies

(o) Government subsidies

Government subsidies are initially recorded as advanced subsidies and are recognized as reductions of general and administrative expenses, as other income or as reductions of the cost of assets acquired when the associated obligations for earning such subsidies have been met. The Company received government subsidies of $14.0 million, $16.5 million and $19.0 million during the years ended December 31, 2012, 2013 and 2014, respectively. The Company recognized government subsidies for general corporate purposes of $8.1 million, $10.7 million and $16.5 million as either a reduction of general and administrative expenses or as other income, and recognized subsidies of $3.7 million, $1.8 million and $5.0 million as reductions of the cost of assets acquired during the years ended December 31, 2012, 2013 and 2014, respectively. In 2012, a local government provided the Company with the use of certain laboratories for free for a period of five years.

As of December 31, 2013 and 2014, the Company had recorded balances of advanced subsidies of $16.3 million and $14.4 million, respectively.

Operating leases

(p) Operating leases

Leases where substantially all of the risks and rewards of ownership of assets remain with the leasing company are accounted for as operating leases. Operating lease expense is charged to the consolidated statement of operations on a straight-line basis over the lease period.

The Company has obtained certain deferred lease credits, which represent leasehold improvements made directly by the Company that are to be reimbursed by the landlord. Deferred lease credits are amortized using the straight-line method over the related lease term, beginning with the lease commencement date, and are recorded as a component of lease expense.

Advertising expenses

(q) Advertising expenses

The Company expenses advertising costs as incurred. Advertising expenses were $0.7 million, $0.9 million and $1.9 million for the years ended December 31, 2012, 2013 and 2014, respectively, and are classified as selling and marketing expenses.

Share-based compensation

(r) Share-based compensation

Share-based awards are recognized as compensation expenses, net of estimated forfeitures, in the consolidated statement of operations based on the fair value of equity awards on the date of the grant, with the compensation expense recognized over the service period. Share-based compensation expense has been recorded in either cost of revenues, selling and marketing expenses or general and administrative expenses, depending on the job function of the grantee. The Company recognized share-based compensation expense of $14.3 million, $17.9 million and $23.0 million for the years ended December 31, 2012, 2013 and 2014, respectively (see Note 13).

Share-based compensation has been recorded as follows:

	Year Ended December 31,
	2012	2013	2014
Cost of revenues	3,905	5,184	5,942
Selling and marketing expenses	231	168	371
General and administrative expenses	10,178	12,543	16,650

Total	14,314	17,895	22,963

Income taxes

(s) Income taxes

The Company accounts for income taxes using the asset-and-liability method, whereby it calculates a deferred tax asset or liability using current tax laws and enacted rates expected to apply to taxable income in which temporary differences are expected to be received or settled. The Company establishes valuation allowances, when necessary, to reduce deferred tax assets to the extent it is more likely than not that such deferred tax assets will not be realized. The Company does not provide deferred taxes related to the excess of U.S. GAAP basis over the U.S. tax basis in the investment in the Company’s foreign subsidiaries to the extent such amounts relate to permanently reinvested earnings and profits of such foreign subsidiaries.

Income tax expense includes (i) deferred tax expense, which generally represents the net change in the deferred tax asset or liability balance during the year plus any change in valuation allowances and (ii) current tax expense, which represents the amount of tax currently payable to or receivable from a taxing authority. The Company only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not to be sustained upon examination. For such positions, the amount of tax benefit that the Company recognizes is the largest amount of tax benefit that is more than fifty percent likely to be sustained upon the ultimate settlement of such uncertain position.

Earnings per share

(t) Earnings per share

Basic earnings per share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflects the dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares and is calculated using the treasury stock method for stock options and the if-converted method for convertible notes.

Foreign currency translation

(u) Foreign currency translation

The reporting currency of the Company is the U.S. dollar. Monetary assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the exchange rate at the balance sheet date. Transactions in currencies other than the U.S. dollar during the year are converted into U.S. dollars at the applicable rates of exchange prevailing on the date the transaction occurred. Transaction gains and losses are recognized in the statements of operations.

The financial records of the Company’s PRC subsidiaries are maintained in Renminbi (“RMB”). Assets and liabilities are translated at the exchange rates at the balance sheet date; equity accounts are translated at historical exchange rates; and revenues, expenses, gains and losses are translated using the average rate for the year. Cumulative translation adjustments are shown as a separate component of accumulated other comprehensive income in the statement of shareholders’ equity and comprehensive income. Transaction gains and losses are recognized in the statements of income in other income, net.

The RMB is not a freely convertible currency. The PRC State Administration of Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC’s foreign-exchange trading system market. The Company’s cash and cash equivalents and restricted cash denominated in RMB amounted to $58.9 million and $91.5 million as of December 31, 2013 and 2014, respectively.

Derivative instruments

(v) Derivative instruments

From time to time, the Company enters into deliverable and non-deliverable foreign-exchange forward contracts with financial institutions to protect against volatility of future cash flows caused by the changes in foreign-exchange rates associated with outstanding accounts receivable. Prior to September 2014, the Company did not apply hedge accounting, and, as such, forward contracts were marked to market at each reporting date, with changes in fair value recognized in the statements of income.

The gains (losses) from foreign-exchange forward contracts were $5.3 million, $19.3 million and $(9.3) million for the years ended December 31, 2012, 2013 and 2014, respectively, and have been included in other income, net.

Starting from September 2014, the Company began to employ foreign-currency cash-flow hedge accounting with respect to certain designated foreign-currency forward exchange contracts that the company entered into to hedge potential changes in the cash flow of forecasted foreign-currency-denominated sales transactions within the next 10 to 19 months attributable to changes in foreign-currency exchange rates. When the designed hedging relationships are highly effective, the effective portion of the gain or loss on the designated derivative instruments is recorded in accumulated other comprehensive income, net of tax, until the underlying hedged transaction is recognized in the consolidated statements of comprehensive income. The ineffective portion of cash-flow hedges, if any, is recognized in income immediately. The effectiveness of designated hedging relationships is tested and documented on a quarterly basis to determine if the hedging relationship has been highly effectively.

The net change associated with hedging transactions was $(1.5) million in the year ended of December 31, 2014, and has been included in other comprehensive income. The estimated net amount of the existing losses expected to be reclassified into earnings within the next 12 months is $(1.1) million.

Comprehensive income	(w) Comprehensive income Comprehensive income is comprised of net income, foreign-currency translation adjustments, unrealized gains (losses) on available-for-sale securities and a cash flow hedge.
Concentration of credit risks

(x) Concentration of credit risks

Financial instruments that potentially expose the Company to concentration of credit risk consist primarily of cash and cash equivalents, short-term investments and accounts receivable. The Company places its cash and cash equivalents mainly with large, state-owned financial institutions in the PRC.

The Company does not require collateral or other security to support financial instruments subject to credit risks. The Company establishes an allowance for doubtful receivables primarily based upon the age of receivables and factors surrounding the credit risk of specific customers.

New accounting pronouncements

(y) New accounting pronouncements

In May 2014, the FASB and International Accounting Standards Board (“IASB”) issued their converged standard on revenue recognition. The objective of the revenue standard ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)” is to provide a single, comprehensive revenue recognition model for all contracts with customers to improve comparability within industries, across industries, and across capital markets. The revenue standard contains principles that an entity will apply to determine the measurement of revenue and the timing of its recognition. The underlying principle is that an entity will recognize revenue to depict the transfer of goods or services to customers at an amount that the entity expects to be entitled to in exchange for those goods or services. For public companies, the revenue standard is effective for the first interim period within annual reporting periods beginning after December 15, 2016, and early adoption is not permitted. The Company is in the process of evaluating the impact of the standard on its consolidated financial statements.

On August 27, 2014, the FASB issued ASU 2014-15, which provides guidance on determining when and how reporting entities must disclose going-concern uncertainties in their financial statements. The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date of issuance of the entity’s financial statements (or within one year after the date on which the financial statements are available to be issued, when applicable). Further, an entity must provide certain disclosures if there is “substantial doubt about the entity’s ability to continue as a going concern.” The ASU is effective for annual periods ending after December 15, 2016, and interim periods thereafter. Early adoption is permitted. The ASU shall be applied at the effective date, and the Company is in the process of evaluating the impact of the standard on its consolidated financial statements.

In November 2014, the FASB issued a new pronouncement that provides guidance on determining whether the host contract in a hybrid financial instrument issued in the form of a share is more akin to debt or to equity. The new standard requires management to determine the nature of the host contract by considering the economic characteristics and risks of the entire hybrid financial instrument, including the embedded derivative feature that is being evaluated for separate accounting from the host contract. The new standard is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. Early adoption, including adoption in an interim period, is permitted. The effects of initially adopting the amendments in this Update should be applied on a modified retrospective basis to existing hybrid financial instruments issued in the form of a share as of the beginning of the fiscal year for which the amendments are effective. The Company is assessing the effect of adoption of this guidance on the Company’s consolidated financial statements.